Financial instruments and related disclosures - Additional Information (Detail) £ in Millions, $ in Billions		12 Months Ended
	Nov. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£) Customer	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 25,215	£ 21,621			£ 13,178
Total equity including non-controlling interests		18,357	3,672			3,489	£ 4,963
Total capital		0
Short-term finance through issuance of commercial paper		3,586	630
Maximum exposure to credit risk		£ 0				11,080
Number of major customers accounting for more than 5% of trade receivables | Customer		0
Group trade receivables due from three largest US wholesalers		£ 5,487	5,176
Cash and cash equivalents reported in assets held for sale		507	485
Carrying value of shares held by trust under employee share ownership plan		135	161
Market value of shares held by trust under employee share ownership plan		647	619
Treasury shares at cost		5,505	5,800
Net losses recognised in the income statement		105	1,229
Net gains recognised in other comprehensive income		31	146
Net gains (losses) on financial investments held		174	98
Contingent consideration liabilities		5,479	6,286			£ 6,172	£ 5,896
Repayments of borrowings	£ 2,500
Drawn bank facility		£ 1,000	3,500
Notional principal value £m		2,000,000,000		2,000,000,000
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges		£ 7	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges		0	0
Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement		67	£ 56
Increase in anticipated ontractual cashflows for repayment of debt and debt interest		£ 2,800
Consumer health care joint venture [member]
Disclosure of detailed information about financial instruments [line items]
PercentageOfDivestmentStake		36.50%	36.50%
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases		£ 0	£ 8,213
Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement		31	1,188
Contingent consideration liabilities		5,103	5,937
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement		103	1,229
Level 3 [member] | Finance Income [Member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement		2
Level 3 [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities		339	296
Level 3 [member] | Equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on equity investments held		38	140
Level 3 [member] | Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement		97	1,229
Level 3 [member] | Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities		5,103	5,937
Uk [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments		5,300
Cash and cash equivalents and liquid investments held centrally		3,600
Short-term finance through issuance of commercial paper		£ 10,000	7,600
Description of contractual committed facilities		The five-year committed facility was agreed in September 2015 and was extended by one year to 2021 in September 2016. The 364-day committed facility was agreed in September 2018. These facilities were undrawn at 31 December 2019. GSK considers this level of committed facilities to be adequate, given current liquidity requirements.
Description of maturity date of borrowings		GSK’s borrowings mature at dates between 2019 and 2045.
Amount held at European medium term note programme		£ 20,000
Notes issued at European medium term note programme		11,800
Notes issued under us shelf registration		16,400	12,400
Liquidity risk [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount		£ 3,500
Description of maturity date of borrowings		December 2019
Borrowings maturity extension period		June 2020
Liquidity risk [member] | Not later than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 6,900
Liquidity risk [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Committed facilities during the period		1,900	1,900	$ 2.5
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of cash held at unrated counter parties		23
Cash in transit		20
Bank balances and deposits held with counter parties		3,072	2,338
Credit risk [member] | Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		8
Credit risk [member] | Austria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		3
Credit risk [member] | Brazil [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1
Credit risk [member] | Panama [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		1
Credit risk [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Cash reserves		3,600
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements		14	(2)
External credit grades [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		900	700
BBB/Baa [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties		605	381
BBB -/ Baa3 Rated [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties		£ 46
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in interest rate		1.00%
Floating interest rate [member] | 1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements		£ 9	13
Top of range [member] | Credit risk [member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance held by major customer account		5.00%
HDFC bank [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks		£ 25
State Bank of India [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks		2
Global insurance programme [member]
Disclosure of detailed information about financial instruments [line items]
Group trade receivables due from three largest US wholesalers		250	240
US commercial paper program [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Drawn bank facility		1,000
US commercial paper program [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount		£ 3,600	600	$ 4.8	$ 0.8
Pharmaceuticals and Vaccines [member] | Credit risk [member] | US [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of sales to three largest wholesalers		78.00%
Group trade receivables due from three largest US wholesalers		£ 2,079,000	£ 2,134,000
ViiV healthcare [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash held by subsidiary		£ 1,300
Percentage of ownership interest in subsidiary		78.30%
GSK Consumer Healthcare S.A [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash held by subsidiary		£ 1,000
Percentage of ownership interest in subsidiary		68.00%